Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	May 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes in the fair value of MSRs
Balance at beginning of year					$ 749	$ 339	$ 339
Fair value of MSRs at end of period			$ 850		850		749	$ 339
Total loans serviced			71,381		71,381		71,841	30,524
Mortgage Servicing Rights Sensitivity Analysis
Fair value of MSRs							749	339
Change in fair value of mortgage servicing rights			(6)	$ (37)	55	1	(126)	(21,962)
Gain on sale of mortgage servicing rights			51		100		160	(6,547)
Gain (loss) on mortgage servicing rights, net			45	(37)	155	1	34	(28,509)
Servicing (expense) fees, net:
Contractual servicing fees			64	41	134	73	193	5,159
Late and ancillary fees								67
Subservicing and other costs			(57)	(191)	(139)	(342)	(625)	(1,623)
Servicing (expenses) fees, net			7	$ (150)	(5)	(269)	(432)	3,603
Loans eligible for repurchase from GNMA			608		608		337
Government
Changes in the fair value of MSRs
Total loans serviced			71,381		71,381		71,841	30,524
Mortgage servicing rights
Changes in the fair value of MSRs
Balance at beginning of year					749	$ 339	339	41,470
Additions from servicing retained loan sales					46		536	2,094
Reductions from bulk sales								(21,263)
Changes in fair value					55		(126)	(21,962)
Fair value of MSRs at end of period			850		850		749	339
Mortgage Servicing Rights Sensitivity Analysis
Fair value of MSRs			850		850		749
Prepayment Speed, Decrease in fair value from 10% adverse change			(18)		(18)		(24)	(13)
Prepayment Speed, Decrease in fair value from 20% adverse change			(37)		(37)		(48)	(26)
Prepayment Speed, Decrease in fair value from 30% adverse change			(56)		(56)		(70)	(38)
Discount Rate, Decrease in fair value from 10% adverse change			(38)		(38)		(31)	(13)
Discount Rate, Decrease in fair value from 20% adverse change			(72)		(72)		(59)	(25)
Discount Rate, Decrease in fair value from 30% adverse change			$ (104)		$ (104)		(85)	(37)
Change in fair value of mortgage servicing rights							(126)	(21,962)
Gain on sale of mortgage servicing rights							160	(6,547)
Gain (loss) on mortgage servicing rights, net							$ 34	$ (28,509)
Mortgage servicing rights | Government
Changes in the fair value of MSRs
Total amount received from sale of MSR	$ 225
Proceeds from the sale of mortgage servicing rights	$ 163
Mortgage servicing rights | Conventional
Changes in the fair value of MSRs
Total amount received from sale of MSR		$ 20,100
Proceeds from the sale of mortgage servicing rights		$ 15,000